Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Costs assigned to property, plant and equipment related to acquisitions are based on estimated fair values on the acquisition date. Depreciation is recorded using the straight-line method over the estimated useful lives of the assets: buildings, from 15 to 50 years, and machinery, equipment and office furnishings, from 2 to 20 years. Leasehold improvements are depreciated over the shorter of the lease term or the useful life of the asset, unless acquired in a business combination, in which case the leasehold improvements are amortized over the shorter of the useful life of the asset or a term that includes the reasonably assured life of the lease.

Property, plant and equipment consisted of the following (in millions):

	March 28, 2014	December 31, 2013
Land	$120.9	$120.8
Buildings and leasehold improvements	375.3	372.6
Machinery, equipment and office furnishings	1,290.6	1,290.6
Construction in progress	53.1	46.3

Total gross book value	1,839.9	1,830.3
Less accumulated depreciation	(763.8)	(738.3)

Total net book value	$1,076.1	$1,092.0

Depreciation expense for the three fiscal months ended March 28, 2014 and March 29, 2013 was $29.0 million and $29.6 million, respectively.

The Company periodically evaluates the recoverability of the carrying amount of long-lived assets (including property, plant and equipment and intangible assets with determinable lives) whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. The Company evaluates events or changes in circumstances based mostly on actual historical operating results, but business plans, forecasts, general and industry trends, and anticipated cash flows are also considered. Impairment is assessed when the undiscounted expected future cash flows derived from an asset are less than its carrying amount. Impairment losses are measured as the amount by which the carrying value of an asset exceeds its fair value and are recognized in earnings. The Company also continually evaluates the estimated useful lives of all long-lived assets and, when warranted, revises such estimates based on current events. No impairment charges occurred during the three fiscal months ended March 28, 2014 and March 29, 2013 related to long-lived tangible assets.

6. Property, Plant and Equipment

Property, plant and equipment consisted of the following (in millions):

	Dec 31, 2013	Dec 31, 2012
Land	$120.8	$124.8
Buildings and leasehold improvements	372.6	375.3
Machinery, equipment and office furnishings	1,290.6	1,257.1
Construction in progress	46.3	77.5

Total — gross book value	1,830.3	1,834.7
Less accumulated depreciation	(738.3)	(640.8)

Total — net book value	$1,092.0	$1,193.9

Depreciation expense totaled $118.6 million, $102.5 million and $97.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

In the second half of 2013 the Company’s executive management decided to no longer import building wire product into the United States manufactured in its Mexico unit (“Mexico”). This change is considered significant to the Mexican operation due to the associated revenue, profit and the influence on the overall results in Mexico from this United States business. This change coupled with pricing pressures in the Mexico market and a history of losses caused the Company to perform an asset impairment analysis of its Mexican business in accordance with ASC 360 “Property, Plant and Equipment”. Based on the results of the analysis, the Company recorded an impairment charge of $14.0 million in the third quarter of 2013.

The Mexico results are reported within the ROW reporting segment. The Mexico operations and assets include machinery and equipment which manufactures power cables, building wire and telephone cables. These three product lines have a significant amount of shared costs including advertising, sales force, data processing, accounting, and general management. The Company manages its business at a total Mexico level and has similar distribution methods. Therefore, based on the reporting structure, the lowest level of which identifiable cash flows that can be determined is the Mexico unit.

The Company developed its internal forward business plans and 2014 outlook under the guidance of new local and regional leadership to determine the undiscounted expected future cash flows derived from the Mexican long lived assets. Based on the internal projections developed by executive management, the Company determined that the undiscounted expected future cash flows were less than the carrying value of the assets. Since the undiscounted expected cash flows were less than the carrying value of the assets, the Company engaged a third party valuation firm to determine the amount of the impairment by determining the fair value of the Mexican long lived assets. To determine the fair value of these assets, the Company first estimated the future cash flows associated with the Mexico business based on management’s best estimates considering the likelihood of various outcomes. Subsequently, the Company performed an appraisal of the Mexican machinery and equipment and real property assets utilizing standard valuation approaches. Based on the results of the analysis, the Company recorded an impairment charge of $14.0 million in the third quarter of 2013.